Subsequent Events (Details)								1 Months Ended
	Apr. 11, 2023 CNY (¥)	Apr. 11, 2023 USD ($)	Mar. 30, 2023 USD ($) shares	Feb. 15, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 10, 2023 CNY (¥)	Feb. 10, 2023 USD ($)	Apr. 28, 2023 employee shares	Mar. 31, 2023 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsequent Event [Line Items]
Cash from pangaea | ¥										¥ 212,598	¥ 132,127
Subsequent event
Subsequent Event [Line Items]
Interest income received from collateral account				¥ 681,773	$ 100,000
Number of ordinary shares reserved to be issuable pursuant to a separate employee stock option plan			603,503
Subsequent event | Popeyes China
Subsequent Event [Line Items]
Equity interest acquired (in percent)			100.00%
Number of shares issued			11,466,574
Number of trading to calculate VWAP used for denominator for calculation of annual deferred contingent consideration			40 days
Numerator for calculation of annual deferred contingent consideration, percentage of revenues			3.00%
Percentage of VWAP used for denominator for calculation of annual deferred contingent consideration			85.00%
Percentage of VWAP used for denominator for calculation of lumpsum deferred contingent consideration			85.00%
Numerator for calculation of lumpsum deferred contingent consideration | $			$ 35,000,000
Number of trading to calculate VWAP used for denominator for calculation of lumpsum deferred contingent consideration			40 days
Subsequent event | Popeyes China | Holdings IV
Subsequent Event [Line Items]
Equity interest acquired from related party (in percent)			90.00%
Number of shares issued			10,319,917
Ratio of additional number of shares to be issued as annual deferred contingent consideration			90.00%
Ratio of additional number of shares to be issued as lumpsum deferred contingent consideration			90.00%
Subsequent event | Popeyes China | PLK
Subsequent Event [Line Items]
Equity interest acquired from related party (in percent)			10.00%
Number of shares issued			1,146,657
Ratio of additional number of shares to be issued as annual deferred contingent consideration			10.00%
Ratio of additional number of shares to be issued as lumpsum deferred contingent consideration			10.00%
Subsequent event | Pangaea XXIIA
Subsequent Event [Line Items]
Number of shares surrendered									300,000
Subsequent event | Popeyes China
Subsequent Event [Line Items]
Term Of Popeyes Master Franchise Right			20 years
Cash from pangaea | $			$ 30,000,000
Tranche one | Subsequent event
Subsequent Event [Line Items]
Proceeds from collateral account						¥ 36,747,941	$ 5,413,344
Tranche Two | Subsequent event
Subsequent Event [Line Items]
Proceeds from collateral account	¥ 49,135,463	$ 7,133,280				¥ 80,917,761	$ 11,919,983
Tranche Two | Subsequent event | Shaolin Capital Management LLC
Subsequent Event [Line Items]
Amount of proceeds released from collateral account returned	¥ 10,533,379	$ 72,556,021
Employee Incentive Shares | Subsequent event
Subsequent Event [Line Items]
Number of shares per person								100
Number of employees | employee								1,855
Total number of shares granted								185,000